Note 1 - Company Background (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
	Jul. 31, 2015	Mar. 31, 2016	Mar. 31, 2010	Dec. 31, 2015	Jun. 03, 2016	Dec. 31, 2011
PDI | Housing Project In The Republic Of The Congo
Long Term Investment Percentage Of Investment Owned				10.00%
Common Stock
Conversion of Stock, Shares Issued		47,352,450		47,352,450
Leo BT Corp
Noncash or Part Noncash Acquisition, Interest Acquired			50.00%
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued			7,000,000
Equity Method Investment, Ownership Percentage						30.00%
LGM Co. Ltd
Conversion of Stock, Shares Converted		813,747		813,747
Leo Motors Factory 1
Noncash or Part Noncash Acquisition, Interest Acquired		50.00%		50.00%
Leo Trade
Noncash or Part Noncash Acquisition, Interest Acquired		50.00%		50.00%
JV Agreement
Registered capital	$ 66.3
Fushun Jinyuan
Registered capital	$ 32.2
Noncontrolling Interest, Ownership Percentage by Parent	51.00%
Leo Motors Korea
Registered capital	$ 32.5
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.00%
Lelcon
Equity Method Investment, Ownership Percentage					50.00%
Stock Issued During Period, Shares, Acquisitions				1,414,828
Business Acquisition, Share Price				$ 0.30